Property and Equipment, net	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 6 — Property and Equipment, net

Property and equipment, net consists of the following:

	Estimated Useful	March 31,	September 30,
	Life (years)	2025	2024

Equipment and furniture	5 - 7	$632	$948
Laboratory equipment	5	681	687
Leasehold improvements	Shorter of estimated useful life or remaining lease term	41	891
Property and equipment, gross		1,354	2,526
Less: Accumulated depreciation		(824)	(1,349)
Property and equipment, net		$530	$1,177

Depreciation expense for the three months ended March 31, 2025 and 2024 was $123 and $117, respectively. Depreciation expense for the six months ended March 31, 2025 and 2024 was $246 and $230, respectively.

During the six months ended March 2025, the Company recognized losses of $417 on the disposal of certain assets, principally consisting of equipment and furniture and leasehold improvements, at a leased office the Company vacated. Such losses are included in selling, general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

Note 6 - Property and Equipment, net

Property and equipment, net consists of the following:

	Estimated Useful Life	September 30,
	(years)	2024	2023

Equipment and furniture	5 - 7	$948	$858
Laboratory equipment	5	687	601
Leasehold improvements	Shorter of estimated useful life or remaining lease term	891	850
Construction in progress		-	584
Property and equipment, gross		2,526	2,893
Less: Accumulated depreciation		(1,349)	(1,034)
Property and equipment, net		$1,177	$1,859

Depreciation expense for the years ended September 30, 2024 and 2023 was $472 and $449, respectively.

During the year ended September 30, 2024, the Company wrote off certain tooling having a carrying value of $584 which management determined it would not use in production. The charge is included in “Research and development” in the consolidated statements of operations and comprehensive loss.